COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Reimbursement Liability
	December 31,
	2 0 2 0	2 0 1 9

Royalties to an ASIC designer	140	129
Reimbursement liability to Predecessor Entity's unit holders	14	53
	154	182